First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Balanced Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Subordinated Series 2022-1A Class C
04/20/2029	5.480%	1,650,000	1,634,154
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	6.658%	1,300,000	1,298,378
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	1,855,307	1,836,810
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	673,437	663,317
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	600,000	558,100
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month USD LIBOR + 1.650% Floor 1.650% 04/17/2034	6.442%	1,925,000	1,867,993
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	5.958%	900,000	876,932
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	539,571	486,944
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	7.832%	475,000	426,116
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	6.242%	550,000	532,565
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	325,000	300,147
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 01/22/2035	6.465%	2,425,000	2,306,017
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month USD LIBOR + 1.000% 04/20/2031	5.808%	550,000	541,790
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	6.492%	3,450,000	3,370,643
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.000% Floor 1.000% 04/20/2034	5.808%	1,025,000	995,788
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% Floor 1.140% 01/20/2031	5.948%	2,350,000	2,324,890
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month USD LIBOR + 2.800% Floor 2.800% 04/30/2031	7.602%	500,000	446,990
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	6.258%	3,425,000	3,361,322
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	275,000	250,267
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	513,685	473,950
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	175,000	173,255
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	575,000	562,229
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	3,410,000	3,176,614
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	5.812%	1,300,000	1,286,795
2	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	5.800%	2,100,000	2,068,485
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	6.342%	950,000	919,319
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	945,973	934,416
Series 2020-2A Class D
03/16/2026	4.730%	500,000	495,326
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	1,400,000	1,357,204
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	975,000	912,017
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	925,787	908,721
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	898,583	878,847
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	350,000	346,807
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	600,000	581,183
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	1,225,000	1,152,908
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	3,960,000	3,628,174
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	149,177	146,481
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	800,000	752,715
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	100,000	98,894
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	1,224,112	1,210,351
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	5.908%	1,425,000	1,389,827
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	165,322	160,795
Series 2019-AA Class A
07/25/2033	2.340%	382,163	359,193
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	6.258%	2,775,000	2,728,780
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	1,575,000	1,539,473
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	248,260	240,601
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	5.948%	475,000	469,384
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	6.458%	3,600,000	3,473,744
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2031	5.892%	2,150,000	2,119,928
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	329,754	324,796
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.850% Floor 1.650% 10/20/2030	6.658%	3,525,000	3,424,171
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/22/2036	5.965%	1,375,000	1,343,546
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	5.985%	650,000	638,320
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	676,501	659,602

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	674,911	615,284
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 0.450% Floor 1.450% 10/15/2030	6.242%	1,900,000	1,807,367
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	733,512	651,880
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	200,000	184,056
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	160,139
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	925,000	905,324
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	6,578,000	6,382,814
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	1,275,000	1,236,163
Series 2020-1A Class C
08/21/2028	2.600%	800,000	747,519
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class A
06/20/2035	3.500%	108,452	107,718
Series 2018-3A Class A
09/20/2035	3.690%	73,041	72,593
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	700,000	662,713
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	1,689,244	1,619,899
Series 2021-ST2 Class A
04/20/2027	2.500%	116,737	111,051
Series 2021-ST7 Class A
09/20/2029	1.850%	326,547	315,001
Series 2021-ST9 Class A
11/20/2029	1.700%	206,603	196,539
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	222,401	217,889
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	425,000	404,701
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	425,000	400,869
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	180,889	175,832
Total Asset-Backed Securities — Non-Agency (Cost $84,802,580)			81,991,365

Commercial Mortgage-Backed Securities - Non-Agency 6.9%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	1,275,000	1,195,495
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,106,665	1,078,384
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,221,233	1,190,455
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,129,087	1,091,917
Series 2015-SFR2 Class A
10/17/2052	3.732%	673,336	652,987
AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	467,687
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.450% Floor 1.450% 05/15/2035	6.134%	2,625,000	2,562,380
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	5.934%	1,150,000	1,101,844
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	6.184%	625,000	591,992
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	1,325,000	1,246,692
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	5.935%	2,375,000	2,297,115
BX Commercial Mortgage Trust(a),(c)
Series 2019-XL Class C
10/15/2036	6.192%	977,500	955,842

4	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month USD LIBOR + 1.298% Floor 1.298% 10/15/2036	5.983%	2,175,000	2,002,457
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	6.271%	699,000	669,322
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	6.571%	622,000	583,163
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	1,175,000	1,146,232
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class D
1-month USD LIBOR + 3.050% Floor 3.050% 08/15/2036	7.734%	2,124,572	2,081,201
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	6.967%	1,900,000	1,743,167
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.633%	475,000	422,237
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	400,656
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	2,010,000	1,921,842
Series 2019-C16 Class A3
06/15/2052	3.329%	3,675,000	3,278,470
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	7.534%	292,858	276,743
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	8.384%	292,858	274,728
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	675,000	617,410
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,668,895
GS Mortgage Securities Corp II(a),(b)
Series 2022-ECI Class A
1-month Term SOFR + 2.195% Floor 2.195% 08/15/2039	7.022%	1,425,000	1,406,577
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	546,962
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month USD LIBOR + 2.100% Floor 2.100% 10/15/2036	6.784%	825,000	754,286
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	1,038,434	899,693
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,293,606	5,606,329
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	7.072%	2,200,000	2,161,712
Invitation Homes Trust(a),(b)
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	5.809%	2,992,625	2,980,870
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	600,000	472,691
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	250,000	191,315
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month Term SOFR + 1.364% Floor 1.250% 12/15/2037	6.192%	375,000	354,301
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month USD LIBOR + 1.400% Floor 1.400% 03/15/2038	6.084%	688,079	650,094
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 Class A4
07/15/2050	3.719%	3,025,000	2,904,825
Series 2016-C29 Class A3
05/15/2049	3.058%	945,096	885,669

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,051,741
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	1,558,153	1,481,001
Series 2017-HR2 Class A3
12/15/2050	3.330%	1,040,886	946,773
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,175,000	1,029,638
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	6.884%	1,100,000	969,911
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2036	7.434%	425,000	362,151
Progress Residential Trust(a)
Series 2019-SFR3 Class C
09/17/2036	2.721%	750,000	716,929
Series 2019-SFR3 Class D
09/17/2036	2.871%	1,125,000	1,076,173
Series 2019-SFR4 Class C
10/17/2036	3.036%	2,850,000	2,710,365
Series 2020-SFR1 Class C
04/17/2037	2.183%	325,000	303,050
Series 2020-SFR1 Class D
04/17/2037	2.383%	675,000	626,471
Series 2020-SFR2 Class A
06/17/2037	2.078%	424,476	395,130
Series 2022-SFR5 Class A
06/17/2039	4.451%	2,007,739	1,931,959
Series 2023-SFR1 Class A
03/17/2040	4.300%	1,250,000	1,197,464
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	100,000	94,132
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	125,000	119,062
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,572,535
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.834%	1,100,000	1,064,805
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month USD LIBOR + 2.900% Floor 2.900% 05/15/2038	7.584%	475,000	350,812
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.377%	4,725,000	4,512,520
STAR Trust(a),(b)
Series 2022-SFR3 Class A
1-month Term SOFR + 1.650% Floor 1.650% 05/17/2024	6.341%	2,638,861	2,648,699
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2024	6.641%	1,900,000	1,889,457
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	583,281
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	900,928
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	1,043,953	1,005,212
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	6.774%	500,000	476,134
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	5.884%	750,000	706,767
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	8.184%	625,000	569,431
WFRBS Commercial Mortgage Trust
Series 2014-C22 Class A5
09/15/2057	3.752%	425,000	411,139
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $91,519,663)			85,038,307

6	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Common Stocks 57.9%
Issuer	Shares	Value ($)
Communication Services 7.6%
Entertainment 2.1%
Endeavor Group Holdings, Inc., Class A(d)	181,584	4,345,305
Take-Two Interactive Software, Inc.(d)	98,133	11,707,267
Walt Disney Co. (The)(d)	91,697	9,181,621
Total		25,234,193
Interactive Media & Services 4.2%
Alphabet, Inc., Class A(d)	142,497	14,781,214
Alphabet, Inc., Class C(d)	134,219	13,958,776
Match Group, Inc.(d)	82,001	3,148,018
Meta Platforms, Inc., Class A(d)	64,857	13,745,793
Pinterest, Inc., Class A(d)	79,342	2,163,656
ZoomInfo Technologies, Inc.(d)	146,877	3,629,331
Total		51,426,788
Media 0.5%
Comcast Corp., Class A	175,355	6,647,708
Wireless Telecommunication Services 0.8%
T-Mobile US, Inc.(d)	66,987	9,702,397
Total Communication Services		93,011,086
Consumer Discretionary 4.0%
Automobiles 0.7%
Tesla, Inc.(d)	43,436	9,011,233
Broadline Retail 1.9%
Amazon.com, Inc.(d)	232,303	23,994,577
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	20,692	5,785,690
Specialty Retail 0.4%
Lowe’s Companies, Inc.	16,027	3,204,919
TJX Companies, Inc. (The)	18,731	1,467,761
Total		4,672,680
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	135,845	5,856,278
Total Consumer Discretionary		49,320,458
Consumer Staples 4.4%
Beverages 0.2%
Monster Beverage Corp.(d)	45,476	2,456,159
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.4%
Sysco Corp.	97,874	7,558,809
Walmart, Inc.	63,364	9,343,022
Total		16,901,831
Food Products 1.0%
Mondelez International, Inc., Class A	177,639	12,384,991
Household Products 1.5%
Procter & Gamble Co. (The)	119,717	17,800,720
Personal Care Products 0.3%
Coty, Inc., Class A(d)	343,179	4,138,739
Total Consumer Staples		53,682,440
Energy 2.3%
Oil, Gas & Consumable Fuels 2.3%
Canadian Natural Resources Ltd.	142,667	7,896,618
Chevron Corp.	89,617	14,621,910
EOG Resources, Inc.	45,584	5,225,294
Total		27,743,822
Total Energy		27,743,822
Financials 7.5%
Banks 1.8%
Bank of America Corp.	155,371	4,443,611
JPMorgan Chase & Co.	45,166	5,885,581
Wells Fargo & Co.	307,857	11,507,695
Total		21,836,887
Capital Markets 1.7%
BlackRock, Inc.	6,768	4,528,604
MSCI, Inc.	7,148	4,000,664
S&P Global, Inc.	9,917	3,419,084
State Street Corp.	115,671	8,755,138
Total		20,703,490
Consumer Finance 0.0%
American Express Co.	4,909	809,740
Financial Services 3.5%
Berkshire Hathaway, Inc., Class B(d)	61,460	18,977,004
MasterCard, Inc., Class A	32,503	11,811,915
Visa, Inc., Class A	55,369	12,483,495
Total		43,272,414

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.5%
Aon PLC, Class A	19,481	6,142,164
Total Financials		92,764,695
Health Care 8.5%
Biotechnology 1.9%
AbbVie, Inc.	54,096	8,621,280
BioMarin Pharmaceutical, Inc.(d)	40,406	3,929,079
Vertex Pharmaceuticals, Inc.(d)	33,955	10,698,202
Total		23,248,561
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	57,310	5,803,211
Boston Scientific Corp.(d)	160,180	8,013,805
GE HealthCare Technologies, Inc.(d)	57,286	4,699,171
Medtronic PLC	100,220	8,079,736
Total		26,595,923
Health Care Providers & Services 0.8%
Elevance Health, Inc.	21,894	10,067,080
Life Sciences Tools & Services 1.1%
Avantor, Inc.(d)	142,019	3,002,282
IQVIA Holdings, Inc.(d)	19,345	3,847,527
Thermo Fisher Scientific, Inc.	12,433	7,166,008
Total		14,015,817
Pharmaceuticals 2.5%
Eli Lilly & Co.	42,971	14,757,101
Johnson & Johnson	105,346	16,328,630
Total		31,085,731
Total Health Care		105,013,112
Industrials 4.6%
Aerospace & Defense 1.1%
Raytheon Technologies Corp.	145,130	14,212,581
Ground Transportation 1.6%
Uber Technologies, Inc.(d)	269,668	8,548,476
Union Pacific Corp.	54,050	10,878,103
Total		19,426,579
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.1%
General Electric Co.	96,867	9,260,485
Honeywell International, Inc.	21,693	4,145,966
Total		13,406,451
Machinery 0.8%
Parker-Hannifin Corp.	29,718	9,988,517
Total Industrials		57,034,128
Information Technology 15.2%
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity Ltd.	58,527	7,675,816
Zebra Technologies Corp., Class A(d)	7,966	2,533,188
Total		10,209,004
IT Services 0.6%
Accenture PLC, Class A	13,855	3,959,897
International Business Machines Corp.	21,773	2,854,223
Total		6,814,120
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc.(d)	43,918	4,304,403
Entegris, Inc.	34,632	2,840,170
Lam Research Corp.	15,922	8,440,571
Marvell Technology, Inc.	88,679	3,839,801
Microchip Technology, Inc.	18,088	1,515,413
NVIDIA Corp.	66,907	18,584,757
QUALCOMM, Inc.	31,176	3,977,434
Total		43,502,549
Software 6.6%
Adobe, Inc.(d)	30,659	11,815,059
Intuit, Inc.	28,904	12,886,270
Microsoft Corp.	182,210	52,531,143
Palo Alto Networks, Inc.(d)	21,874	4,369,113
Total		81,601,585
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	274,004	45,183,260
Total Information Technology		187,310,518

8	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.7%
Chemicals 1.4%
Corteva, Inc.	58,329	3,517,822
International Flavors & Fragrances, Inc.	81,623	7,506,051
Sherwin-Williams Co. (The)	27,395	6,157,574
Total		17,181,447
Metals & Mining 0.3%
Newmont Corp.	72,206	3,539,538
Total Materials		20,720,985
Real Estate 0.8%
Specialized REITs 0.8%
American Tower Corp.	50,395	10,297,714
Total Real Estate		10,297,714
Utilities 1.3%
Electric Utilities 0.8%
American Electric Power Co., Inc.	107,768	9,805,810
Multi-Utilities 0.5%
Public Service Enterprise Group, Inc.	87,344	5,454,633
Total Utilities		15,260,443
Total Common Stocks (Cost $592,409,267)		712,159,401

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	69,000	35,535
Total Convertible Bonds (Cost $66,053)			35,535

Corporate Bonds & Notes 7.6%

Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	1,400,000	1,285,995
Boeing Co. (The)
05/01/2040	5.705%	1,800,000	1,815,912
Bombardier, Inc.(a)
04/15/2027	7.875%	45,000	45,629
Spirit AeroSystems, Inc.
06/15/2028	4.600%	20,000	16,948
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	17,000	18,557
TransDigm, Inc.(a)
12/15/2025	8.000%	54,000	55,066
03/15/2026	6.250%	161,000	161,126
08/15/2028	6.750%	40,000	40,400
TransDigm, Inc.
11/15/2027	5.500%	57,000	53,753
05/01/2029	4.875%	23,000	20,359
Total			3,513,745
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	29,000	26,344
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	128,934	127,050
04/20/2029	5.750%	36,290	34,830
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	45,737	43,447
United Airlines, Inc.(a)
04/15/2026	4.375%	38,000	36,438
04/15/2029	4.625%	40,000	36,177
Total			304,286
Automotive 0.1%
Ford Motor Co.
02/12/2032	3.250%	31,000	24,270
Ford Motor Credit Co. LLC
02/10/2025	2.300%	35,000	32,456
06/16/2025	5.125%	10,000	9,785
11/13/2025	3.375%	65,000	60,299
01/09/2027	4.271%	55,000	51,238
05/28/2027	4.950%	55,000	52,458
08/17/2027	4.125%	45,000	41,207
11/04/2027	7.350%	30,000	30,947
02/16/2028	2.900%	25,000	21,446
11/13/2030	4.000%	31,000	26,449
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	42,827	38,221
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	95,000	93,828
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	15,000	14,954
05/15/2027	8.500%	63,000	63,226
Total			560,784
Banking 2.1%
Bank of America Corp.(f)
04/23/2040	4.078%	5,185,000	4,499,222

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(f)
01/25/2033	3.057%	3,300,000	2,800,404
Discover Bank
09/13/2028	4.650%	675,000	639,488
Goldman Sachs Group, Inc. (The)(f)
02/24/2033	3.102%	4,055,000	3,475,390
HSBC Holdings PLC(f)
05/24/2032	2.804%	3,200,000	2,614,980
JPMorgan Chase & Co.(f)
Subordinated
05/13/2031	2.956%	5,300,000	4,564,168
Morgan Stanley(f)
01/22/2031	2.699%	3,000,000	2,582,747
PNC Financial Services Group, Inc. (The)(f)
Subordinated
06/06/2033	4.626%	600,000	556,043
State Street Corp.
Subordinated
03/03/2031	2.200%	716,000	589,382
Wells Fargo & Co.(f)
04/30/2041	3.068%	4,000,000	2,981,130
Total			25,302,954
Brokerage/Asset Managers/Exchanges 0.0%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	35,000	35,219
Hightower Holding LLC(a)
04/15/2029	6.750%	45,000	38,121
NFP Corp(a)
10/01/2030	7.500%	41,000	39,605
NFP Corp.(a)
08/15/2028	4.875%	46,000	41,472
08/15/2028	6.875%	135,000	115,956
Total			270,373
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	19,000	16,201
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	51,000	48,302
05/15/2029	4.125%	29,000	25,527
Interface, Inc.(a)
12/01/2028	5.500%	23,000	18,742
James Hardie International Finance DAC(a)
01/15/2028	5.000%	37,000	34,872
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SRS Distribution, Inc.(a)
07/01/2028	4.625%	23,000	20,423
07/01/2029	6.125%	43,000	36,264
12/01/2029	6.000%	77,000	63,622
Standard Industries, Inc.(a)
02/15/2027	5.000%	10,000	9,526
White Cap Buyer LLC(a)
10/15/2028	6.875%	61,000	52,999
Total			326,478
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	68,000	64,229
02/01/2028	5.000%	24,000	22,137
03/01/2030	4.750%	123,000	106,594
08/15/2030	4.500%	105,000	88,506
03/01/2031	7.375%	13,000	12,813
02/01/2032	4.750%	43,000	36,189
CSC Holdings LLC(a)
02/01/2028	5.375%	40,000	32,851
02/01/2029	6.500%	57,000	47,977
01/15/2030	5.750%	54,000	27,310
12/01/2030	4.125%	47,000	33,750
02/15/2031	3.375%	36,000	24,869
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	17,000	15,398
DISH DBS Corp.(a)
12/01/2028	5.750%	61,000	45,545
DISH DBS Corp.
06/01/2029	5.125%	50,000	26,384
DISH Network Corp.(a)
11/15/2027	11.750%	83,000	79,809
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	49,000	38,313
09/15/2028	6.500%	66,000	27,214
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	32,000	28,862
07/01/2029	5.500%	45,000	40,917
Time Warner Cable LLC
05/01/2037	6.550%	1,500,000	1,474,671
Videotron Ltd.(a)
06/15/2029	3.625%	31,000	26,701
Virgin Media Finance PLC(a)
07/15/2030	5.000%	47,000	38,815
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	51,000	47,401
08/15/2030	4.500%	31,000	26,605
VZ Secured Financing BV(a)
01/15/2032	5.000%	76,000	62,016

10	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	38,000	30,549
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	53,000	48,812
Ziggo BV(a)
01/15/2030	4.875%	50,000	42,615
Total			2,597,852
Chemicals 0.1%
Avient Corp.(a)
08/01/2030	7.125%	34,000	35,063
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	19,000	16,453
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	89,000	84,633
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	33,000	30,960
Element Solutions, Inc.(a)
09/01/2028	3.875%	60,000	52,596
HB Fuller Co.
10/15/2028	4.250%	79,000	70,490
Herens Holdco Sarl(a)
05/15/2028	4.750%	40,000	31,996
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	25,000	22,976
Ingevity Corp.(a)
11/01/2028	3.875%	31,000	26,794
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	44,000	44,863
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	22,000	20,254
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	73,000	59,692
10/01/2029	6.250%	28,000	20,716
SPCM SA(a)
03/15/2027	3.125%	21,000	18,483
WR Grace Holdings LLC(a)
06/15/2027	4.875%	67,000	64,560
08/15/2029	5.625%	95,000	80,595
03/01/2031	7.375%	19,000	19,038
Total			700,162
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	17,000	14,944
Herc Holdings, Inc.(a)
07/15/2027	5.500%	18,000	17,368
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	8,000	8,238
03/15/2031	7.750%	20,000	20,957
United Rentals North America, Inc.
01/15/2030	5.250%	32,000	30,781
Total			92,288
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	67,000	55,978
12/01/2028	6.125%	59,000	48,888
Match Group, Inc.(a)
02/15/2029	5.625%	31,000	29,263
Staples, Inc.(a)
04/15/2026	7.500%	19,000	16,645
Uber Technologies, Inc.(a)
05/15/2025	7.500%	56,000	56,690
01/15/2028	6.250%	39,000	38,928
08/15/2029	4.500%	88,000	80,302
Total			326,694
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	75,000	64,339
Mattel, Inc.(a)
04/01/2026	3.375%	18,000	16,848
04/01/2029	3.750%	35,000	31,452
Newell Brands, Inc.
09/15/2027	6.375%	12,000	12,109
09/15/2029	6.625%	17,000	17,135
Prestige Brands, Inc.(a)
01/15/2028	5.125%	64,000	62,142
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	20,000	16,066
02/01/2032	4.375%	21,000	16,873
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	20,000	17,505
07/15/2030	5.500%	18,000	15,977
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	33,000	27,557
Total			298,003
Diversified Manufacturing 0.1%
Carrier Global Corp.
04/05/2040	3.377%	1,000,000	794,162
Chart Industries, Inc.(a)
01/01/2030	7.500%	21,000	21,698
01/01/2031	9.500%	7,000	7,387

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gates Global LLC/Co.(a)
01/15/2026	6.250%	82,000	80,934
Madison IAQ LLC(a)
06/30/2028	4.125%	32,000	27,730
06/30/2029	5.875%	33,000	25,360
Resideo Funding, Inc.(a)
09/01/2029	4.000%	86,000	71,895
Vertical Holdco GmbH(a)
07/15/2028	7.625%	28,000	24,515
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	34,000	32,082
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	43,000	43,723
06/15/2028	7.250%	46,000	47,272
Total			1,176,758
Electric 0.6%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	58,000	55,386
02/15/2031	3.750%	75,000	64,686
01/15/2032	3.750%	16,000	13,349
Emera US Finance LP
06/15/2046	4.750%	1,475,000	1,199,968
Eversource Energy
03/01/2032	3.375%	525,000	471,291
Exelon Corp.
03/15/2052	4.100%	750,000	619,017
Indiana Michigan Power Co.
03/15/2037	6.050%	415,000	450,577
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	13,000	11,354
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	15,789
09/15/2027	4.500%	48,000	45,760
NRG Energy, Inc.(a)
02/15/2029	3.375%	28,000	23,281
06/15/2029	5.250%	24,000	22,154
02/15/2031	3.625%	42,000	34,046
02/15/2032	3.875%	75,000	60,044
Ohio Edison Co.(a)
01/15/2033	5.500%	1,150,000	1,178,536
PG&E Corp.
07/01/2030	5.250%	33,000	30,579
Progress Energy, Inc.
03/01/2031	7.750%	800,000	925,111
Southern Co. (The)
07/01/2046	4.400%	1,350,000	1,175,497
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	10,000	9,718
02/15/2027	5.625%	55,000	53,583
07/31/2027	5.000%	61,000	57,650
05/01/2029	4.375%	6,000	5,342
Xcel Energy, Inc.
06/01/2030	3.400%	500,000	456,684
Total			6,979,402
Environmental 0.1%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	5,000	5,102
GFL Environmental, Inc.(a)
12/15/2026	5.125%	51,000	49,898
Waste Connections, Inc.
01/15/2033	4.200%	900,000	862,576
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	81,000	74,522
Total			992,098
Finance Companies 0.0%
Navient Corp.
06/25/2025	6.750%	31,000	30,379
OneMain Finance Corp.
09/15/2030	4.000%	17,000	12,743
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	38,000	33,584
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	55,000	45,560
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	92,000	73,040
Springleaf Finance Corp.
03/15/2024	6.125%	34,000	33,126
Total			228,432
Food and Beverage 0.3%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,000,000	988,513
Bacardi Ltd.(a)
05/15/2038	5.150%	1,300,000	1,258,049
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	43,000	42,854
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	81,000	75,792
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	30,000	24,779
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,100,000	958,430

12	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pilgrim’s Pride Corp.
04/15/2031	4.250%	78,000	68,071
03/01/2032	3.500%	87,000	69,883
Post Holdings, Inc.(a)
03/01/2027	5.750%	28,000	27,487
01/15/2028	5.625%	24,000	23,513
04/15/2030	4.625%	52,000	46,614
09/15/2031	4.500%	18,000	15,841
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	97,000	85,197
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	38,000	30,870
US Foods, Inc.(a)
04/15/2025	6.250%	8,000	8,076
02/15/2029	4.750%	45,000	41,558
06/01/2030	4.625%	27,000	24,388
Total			3,789,915
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	39,000	37,392
Boyd Gaming Corp.(a)
06/15/2031	4.750%	26,000	23,615
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	93,000	81,582
02/15/2030	7.000%	61,000	62,056
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	50,000	50,217
07/01/2025	6.250%	59,000	59,018
07/01/2027	8.125%	42,000	42,858
International Game Technology PLC(a)
04/15/2026	4.125%	19,000	18,395
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	41,000	35,664
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	68,000	60,408
Total			471,205
Health Care 0.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	60,000	58,119
04/15/2029	5.000%	25,000	23,504
AdaptHealth LLC(a)
03/01/2030	5.125%	97,000	82,328
Avantor Funding, Inc.(a)
07/15/2028	4.625%	45,000	42,722
11/01/2029	3.875%	53,000	47,442
Becton Dickinson and Co.
12/15/2044	4.685%	600,000	558,506
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	21,000	18,446
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	25,000	23,397
03/15/2029	3.750%	19,000	16,902
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	12,000	10,411
04/15/2029	6.875%	38,000	23,514
05/15/2030	5.250%	94,000	73,256
CVS Health Corp.
03/25/2048	5.050%	1,000,000	935,727
GE Healthcare Holding LLC(a)
11/22/2052	6.377%	1,010,000	1,128,150
HCA, Inc.(a)
03/15/2052	4.625%	2,240,000	1,861,043
IQVIA, Inc.(a)
05/15/2027	5.000%	24,000	23,510
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	9,000	7,809
10/01/2029	5.250%	106,000	91,965
Select Medical Corp.(a)
08/15/2026	6.250%	104,000	100,887
Tenet Healthcare Corp.
07/15/2024	4.625%	15,000	14,797
02/01/2027	6.250%	56,000	55,085
11/01/2027	5.125%	37,000	35,679
06/15/2028	4.625%	11,000	10,222
10/01/2028	6.125%	51,000	48,626
01/15/2030	4.375%	22,000	19,751
Tenet Healthcare Corp.(a)
06/15/2030	6.125%	27,000	26,671
Total			5,338,469
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	235,000	230,359
Centene Corp.
12/15/2029	4.625%	75,000	70,560
UnitedHealth Group, Inc.
04/15/2063	5.200%	1,625,000	1,646,917
Total			1,947,836
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	46,000	46,349
Meritage Homes Corp.(a)
04/15/2029	3.875%	43,000	38,319

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	10,000	9,841
08/01/2030	5.125%	32,000	29,640
Total			124,149
Independent Energy 0.1%
Apache Corp.
09/01/2040	5.100%	28,000	23,724
02/01/2042	5.250%	11,000	9,253
Callon Petroleum Co.
07/01/2026	6.375%	77,000	73,361
Centennial Resource Production LLC(a)
04/01/2027	6.875%	8,000	7,851
CNX Resources Corp.(a)
03/14/2027	7.250%	5,000	5,036
01/15/2029	6.000%	28,000	26,313
01/15/2031	7.375%	10,000	9,849
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	77,000	72,928
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	51,000	50,047
05/01/2029	5.000%	42,000	39,124
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	55,000	54,602
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	65,000	61,795
02/01/2029	5.750%	11,000	10,234
04/15/2030	6.000%	21,000	19,368
04/15/2032	6.250%	19,000	17,566
Matador Resources Co.
09/15/2026	5.875%	67,000	66,058
Occidental Petroleum Corp.
09/01/2030	6.625%	225,000	236,857
09/15/2036	6.450%	102,000	107,297
SM Energy Co.
09/15/2026	6.750%	40,000	39,179
Southwestern Energy Co.
02/01/2032	4.750%	113,000	99,852
Total			1,030,294
Integrated Energy 0.0%
Cenovus Energy, Inc.
02/15/2052	3.750%	600,000	436,810
Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%	108,000	88,685
08/01/2028	4.000%	54,000	46,513
05/01/2029	6.000%	43,000	34,199
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	27,000	29,033
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	23,000	22,981
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	45,000	43,702
Cinemark USA, Inc.(a)
05/01/2025	8.750%	15,000	15,306
03/15/2026	5.875%	64,000	60,272
07/15/2028	5.250%	2,000	1,736
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	44,000	42,720
05/15/2027	6.500%	33,000	33,320
10/15/2027	4.750%	17,000	15,736
NCL Corp., Ltd.(a)
03/15/2026	5.875%	19,000	16,170
NCL Finance Ltd.(a)
03/15/2028	6.125%	12,000	9,735
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	62,000	55,642
08/31/2026	5.500%	19,000	17,660
07/15/2027	5.375%	18,000	16,047
04/01/2028	5.500%	9,000	7,941
01/15/2030	7.250%	41,000	41,255
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	33,000	26,988
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	52,000	51,568
Total			677,209
Life Insurance 0.3%
CoreBridge Financial, Inc.(a)
04/05/2052	4.400%	525,000	410,336
Five Corners Funding Trust III(a)
02/15/2033	5.791%	1,400,000	1,436,690
MetLife, Inc.
07/15/2052	5.000%	697,000	651,479
Pacific LifeCorp(a)
09/15/2052	5.400%	800,000	790,124
Voya Financial, Inc.
06/15/2046	4.800%	618,000	525,879
Total			3,814,508
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2028	5.750%	33,000	32,978

14	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.2%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	27,000	26,088
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	49,000	36,714
06/01/2029	7.500%	43,000	30,645
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	88,000	78,954
iHeartCommunications, Inc.
05/01/2026	6.375%	6,440	5,683
05/01/2027	8.375%	86,366	62,769
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	27,000	22,065
01/15/2028	4.750%	49,000	39,058
Magallanes, Inc.(a)
03/15/2062	5.391%	2,241,000	1,811,296
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	45,000	40,977
01/15/2029	4.250%	20,000	16,750
03/15/2030	4.625%	31,000	25,700
Roblox Corp.(a)
05/01/2030	3.875%	59,000	50,478
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	7,000	5,474
01/15/2031	5.375%	15,000	10,315
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	11,000	8,106
Univision Communications, Inc.(a)
05/01/2029	4.500%	25,000	21,000
06/30/2030	7.375%	45,000	42,455
Total			2,334,527
Metals and Mining 0.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	32,000	29,203
10/01/2031	5.125%	46,000	41,857
Constellium NV(a)
02/15/2026	5.875%	35,000	35,019
Constellium SE(a)
06/15/2028	5.625%	86,000	81,854
04/15/2029	3.750%	145,000	125,699
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	125,000	116,276
04/01/2029	6.125%	51,000	48,204
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	27,000	24,215
06/01/2031	4.500%	55,000	45,189
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
11/15/2026	3.250%	28,000	25,572
01/30/2030	4.750%	67,000	61,583
08/15/2031	3.875%	26,000	21,885
Total			656,556
Midstream 0.6%
Cheniere Energy Partners LP
10/01/2029	4.500%	19,000	17,725
03/01/2031	4.000%	37,000	32,949
01/31/2032	3.250%	48,000	39,681
Cheniere Energy, Inc.
10/15/2028	4.625%	25,000	23,672
CNX Midstream Partners LP(a)
04/15/2030	4.750%	35,000	30,090
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	31,000	30,413
DT Midstream, Inc.(a)
06/15/2029	4.125%	32,000	28,133
06/15/2031	4.375%	36,000	31,290
Energy Transfer Partners LP
02/01/2042	6.500%	500,000	519,137
EQM Midstream Partners LP
08/01/2024	4.000%	23,000	22,185
EQM Midstream Partners LP(a)
07/01/2025	6.000%	56,000	55,394
06/01/2027	7.500%	14,000	14,051
07/01/2027	6.500%	33,000	31,956
06/01/2030	7.500%	17,000	16,463
01/15/2031	4.750%	126,000	104,628
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	36,000	35,710
02/01/2028	5.000%	41,000	38,414
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,300,000	1,218,183
MPLX LP
02/15/2049	5.500%	900,000	837,793
NuStar Logistics LP
06/01/2026	6.000%	35,000	34,192
04/28/2027	5.625%	40,000	37,998
10/01/2030	6.375%	30,000	28,775
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	1,575,000	1,613,815
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	38,000	32,821
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	49,000	44,197
08/15/2031	4.125%	80,000	70,249
11/01/2033	3.875%	41,000	34,416

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Midstream Operating LP
03/01/2028	4.500%	51,000	48,244
Western Midstream Operating LP(g)
04/01/2033	6.150%	764,000	774,500
Western Midstream Operating LP(f)
02/01/2050	5.500%	1,000,000	849,375
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,250,000	1,147,468
Total			7,843,917
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	1,475,000	1,364,134
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	26,000	24,958
Nabors Industries Ltd.(a)
01/15/2026	7.250%	50,000	47,677
Nabors Industries, Inc.(a)
05/15/2027	7.375%	2,000	1,958
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	29,000	29,736
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	26,000	24,852
Total			129,181
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	34,000	33,793
Other REIT 0.0%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	27,000	21,290
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	81,000	71,564
02/01/2027	4.250%	26,000	20,533
06/15/2029	4.750%	80,000	57,753
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	45,000	41,423
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	35,000	30,105
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	22,000	20,273
09/15/2029	4.000%	20,000	16,973
Total			279,914
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	55,000	54,504
09/01/2029	4.000%	105,000	82,586
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	35,000	32,598
Canpack SA/US LLC(a)
11/15/2029	3.875%	65,000	53,174
Sealed Air Corp.(a)
02/01/2028	6.125%	5,000	5,060
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	62,000	59,381
Total			287,303
Pharmaceuticals 0.3%
1375209 BC Ltd.(a)
01/30/2028	9.000%	6,000	5,950
AbbVie, Inc.
11/06/2042	4.400%	1,450,000	1,321,127
Amgen, Inc.
03/02/2053	5.650%	1,750,000	1,821,287
AstraZeneca Finance LLC
05/28/2031	2.250%	525,000	451,136
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	20,000	12,958
08/15/2027	5.750%	28,000	17,450
06/01/2028	4.875%	15,000	8,914
09/30/2028	11.000%	11,000	8,090
10/15/2030	14.000%	1,000	575
Bristol Myers Squibb Co.
02/20/2048	4.550%	467,000	441,831
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	28,000	22,972
Organon Finance 1 LLC(a)
04/30/2028	4.125%	22,000	20,248
04/30/2031	5.125%	64,000	56,811
Total			4,189,349
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	72,000	64,459
10/15/2027	6.750%	110,000	102,074
04/15/2028	6.750%	71,000	70,878
11/01/2029	5.875%	31,000	26,323
American International Group, Inc.
06/30/2050	4.375%	635,000	543,001

16	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AssuredPartners, Inc.(a)
08/15/2025	7.000%	20,000	19,444
01/15/2029	5.625%	58,000	50,087
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	1,225,000	1,029,787
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	66,000	55,995
HUB International Ltd.(a)
05/01/2026	7.000%	45,000	44,330
12/01/2029	5.625%	59,000	51,394
Loews Corp.
05/15/2030	3.200%	500,000	449,393
Radian Group, Inc.
03/15/2027	4.875%	25,000	23,642
USI, Inc.(a)
05/01/2025	6.875%	38,000	37,348
Total			2,568,155
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	750,000	653,585
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	57,000	53,033
10/15/2030	4.000%	18,000	15,426
IRB Holding Corp.(a)
06/15/2025	7.000%	58,000	58,165
Total			126,624
Retailers 0.2%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	39,000	34,896
02/15/2032	5.000%	41,000	35,941
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	46,000	40,472
Hanesbrands, Inc.(a)
02/15/2031	9.000%	38,000	38,879
L Brands, Inc.(a)
07/01/2025	9.375%	6,000	6,439
10/01/2030	6.625%	60,000	58,454
L Brands, Inc.
06/15/2029	7.500%	23,000	23,463
Lithia Motors, Inc.(a)
01/15/2031	4.375%	20,000	17,246
Lowe’s Companies, Inc.
04/01/2052	4.250%	2,000,000	1,644,312
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	41,000	38,494
02/15/2029	7.750%	34,000	33,344
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	22,000	17,879
Total			1,989,819
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	15,000	15,512
02/15/2028	5.875%	25,000	24,845
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	30,000	28,235
Total			68,592
Technology 0.4%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	39,000	35,459
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	14,000	14,084
Broadcom, Inc.(a)
02/15/2051	3.750%	1,859,000	1,372,762
Camelot Finance SA(a)
11/01/2026	4.500%	19,000	17,946
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	25,000	22,318
07/01/2029	4.875%	73,000	66,007
CommScope Technologies LLC(a)
06/15/2025	6.000%	27,000	25,466
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	76,000	63,484
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	36,000	31,389
Entegris Escrow Corp.(a)
06/15/2030	5.950%	51,000	49,421
Gartner, Inc.(a)
10/01/2030	3.750%	42,000	37,640
HealthEquity, Inc.(a)
10/01/2029	4.500%	26,000	23,196
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	29,000	23,738
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	32,000	25,697
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	13,224
03/15/2028	5.250%	25,000	23,792
07/15/2028	5.000%	54,000	50,241
07/15/2030	5.250%	26,000	23,481

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	83,000	42,800
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	64,000	51,892
NCR Corp.(a)
09/01/2027	5.750%	25,000	24,543
10/01/2028	5.000%	80,000	70,323
04/15/2029	5.125%	60,000	52,034
10/01/2030	5.250%	4,000	3,334
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	91,000	84,337
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,550,000	1,393,521
Oracle Corp.
04/15/2038	6.500%	700,000	758,677
Picard Midco, Inc.(a)
03/31/2029	6.500%	69,000	60,248
Sensata Technologies BV(a)
09/01/2030	5.875%	32,000	31,697
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	55,000	51,669
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	45,000	45,093
Verscend Escrow Corp.(a)
08/15/2026	9.750%	64,000	64,064
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	90,000	77,966
Total			4,731,543
Transportation Services 0.1%
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	856,727
Wireless 0.2%
Altice France Holding SA(a)
02/15/2028	6.000%	85,000	54,000
Altice France SA(a)
02/01/2027	8.125%	33,000	30,456
01/15/2028	5.500%	93,000	75,659
07/15/2029	5.125%	32,000	24,298
American Tower Corp.
08/15/2029	3.800%	1,000,000	929,642
Sprint Capital Corp.
03/15/2032	8.750%	38,000	46,248
Sprint Corp.
03/01/2026	7.625%	44,000	46,534
T-Mobile US, Inc.
01/15/2053	5.650%	900,000	921,966
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	27,000	22,963
07/15/2031	4.750%	52,000	44,562
Total			2,196,328
Wirelines 0.1%
AT&T, Inc.
09/15/2053	3.500%	1,900,000	1,379,714
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	22,000	16,687
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	24,000	23,892
03/15/2031	8.625%	37,000	36,226
Iliad Holding SAS(a)
10/15/2026	6.500%	53,000	50,650
10/15/2028	7.000%	79,000	74,924
Total			1,582,093
Total Corporate Bonds & Notes (Cost $103,472,428)			93,225,822

Exchange-Traded Equity Funds 1.9%
	Shares	Value ($)
International Mid Large Cap 1.9%
iShares Core MSCI EAFE ETF	355,182	23,743,917
Total Exchange-Traded Equity Funds (Cost $23,810,275)		23,743,917

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	25,000	24,609
06/01/2027	5.250%	34,000	30,993
05/15/2029	4.250%	45,000	36,786
Total			92,388
Total Foreign Government Obligations (Cost $101,347)			92,388

Residential Mortgage-Backed Securities - Agency 12.8%

Federal Home Loan Mortgage Corp.
04/01/2032	6.000%	27,344	27,958
04/01/2032	7.000%	17,702	18,364
07/01/2032	6.500%	8,811	9,097
01/01/2033	3.000%	519,289	496,157
01/01/2034- 05/01/2041	5.000%	259,512	265,286
04/01/2041	4.500%	46,495	46,810

18	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2051	2.500%	4,848,980	4,180,408
Federal Home Loan Mortgage Corp.(i)
05/01/2032	6.500%	94,458	97,515
06/01/2037	6.000%	24,325	25,192
02/01/2038	5.500%	157,577	163,773
03/01/2038- 03/01/2040	5.000%	63,801	65,231
05/01/2039- 08/01/2041	4.500%	484,658	487,943
07/01/2043	3.000%	128,674	118,801
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	6,683	6,829
03/01/2026- 12/01/2032	7.000%	243,418	245,297
10/01/2026- 12/01/2045	3.500%	187,114	181,623
11/01/2026- 01/01/2029	4.000%	148,750	147,833
08/01/2028- 09/01/2032	6.500%	46,679	48,533
02/01/2038- 03/01/2038	5.500%	80,437	82,290
Federal National Mortgage Association(i)
02/01/2031	3.500%	110,057	106,887
10/01/2040	4.500%	105,251	105,848
Uniform Mortgage-Backed Security TBA(g)
04/17/2038- 04/13/2053	3.000%	26,075,000	23,488,588
04/17/2038- 04/13/2053	3.500%	23,900,000	22,379,715
04/13/2053	2.000%	8,950,000	7,398,537
04/13/2053	2.500%	22,825,000	19,672,297
04/13/2053	4.000%	36,225,000	34,645,955
04/13/2053	4.500%	26,825,000	26,283,023
04/13/2053	5.000%	16,600,000	16,555,906
Total Residential Mortgage-Backed Securities - Agency (Cost $154,228,258)			157,351,696

Residential Mortgage-Backed Securities - Non-Agency 11.0%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	1,293,867	1,166,266
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	2,266,934	1,954,270
CMO Series 2021-B Class A
06/25/2066	2.239%	1,076,515	1,007,520
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	126,891	111,770
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	308,738
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	582,959	523,342
CMO Series 2022-6 Class A1
07/25/2067	4.300%	4,353,712	4,157,527
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	7.510%	800,000	792,744
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	5.560%	1,397,800	1,377,707
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	184,122	172,165
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	603,991	560,084
CMO Series 2021-A Class A1
10/25/2059	1.991%	1,234,595	1,168,072
CMO Series 2021-B Class A1
04/01/2069	2.115%	854,464	808,468
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	1,169,211	1,032,464
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	476,348	416,926
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	264,739	247,840
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	1,044,983	1,045,254
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	330,878
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	2,224,660	2,066,290
CMO Series 2022-NQM1 Class A1
06/25/2067	5.528%	916,723	898,471
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	790,621	752,355
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	601,391	572,876
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A1
03/25/2065	1.853%	25,286	24,820

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-1 Class A1
12/27/2066	2.284%	2,241,835	1,958,282
CMO Series 2022-4 Class A1
03/25/2067	4.301%	1,936,554	1,865,062
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	377,219	319,877
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% 01/25/2040	6.895%	481,728	483,209
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.660%	975,000	965,250
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	660,622	509,193
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	244,358	207,057
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	113,967
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	1,637,779	1,561,605
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	579,223
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	276,349
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	1,081,552	1,051,790
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,495,061	1,408,477
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	1,081,574	990,803
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	1,557,653	1,563,774
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	794,750	783,749
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	652,256	567,885
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	421,111	386,681
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	7.184%	425,000	424,445
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	6.610%	1,900,000	1,883,010
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	108,097	100,582
CMO Series 2020-1 Class A1
05/25/2065	2.006%	33,461	31,833
CMO Series 2022-2 Class A1
04/25/2067	4.299%	5,325,055	5,121,210
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	6.545%	498,634	496,102
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	6.360%	539,263	532,540
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.210%	450,271	440,703
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	5.260%	6,066	6,064
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.460%	1,100,000	1,092,893
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	6.760%	4,937,861	4,957,724
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.710%	528,680	529,997
Freddie Mac STACR Trust(a),(b)
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	6.795%	102,023	101,769
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	6.960%	2,500,000	2,428,731
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	7.510%	1,842,648	1,874,461
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	5.410%	3,808,258	3,750,055
GCAT LLC(a),(c)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	973,574	946,319

20	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	819,997	771,074
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,886,764	2,612,922
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	5,255,716	5,055,704
CMO Series 2023-NQM2 Class A1
11/25/2067	5.837%	1,849,068	1,853,136
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	46,560	46,339
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	370,670	335,635
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	6.395%	659,660	658,512
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	550,000	508,112
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,170,765	1,079,748
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	2,262,839	2,111,857
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	370,516	348,991
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	388,993
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	700,447	610,388
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	5,018,179	4,747,938
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	239,008	215,272
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	44,279	40,051
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	74,035	66,349
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	735,743	700,197
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	998,016
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	145,959	135,473
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	408,596	381,384
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	6.610%	825,000	819,822
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	5.745%	158,970	157,299
OBX Trust(a),(c)
CMO Series 2023-NQM1 Class A1
11/25/2062	6.120%	978,526	977,701
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	303,744	272,043
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	2,298,918	2,188,125
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	575,232	548,303
CMO Series 2021-1 Class A1
01/25/2026	2.115%	957,912	917,546
CMO Series 2021-10 Class A1
10/25/2026	2.487%	1,297,015	1,195,675
CMO Series 2021-3 Class A1
04/25/2026	1.867%	1,327,424	1,233,399
CMO Series 2021-9 Class A1
10/25/2026	2.363%	2,040,505	1,926,583
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	3,112,475	2,929,857
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,219,942
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	956,353
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	820,946
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	588,506	516,938

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	6.410%	358,024	356,260
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	8.260%	725,000	718,033
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	141,359	133,621
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	557,774	529,865
CMO Series 2020-2 Class A3
04/25/2060	3.000%	851,374	822,811
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	143,770	129,842
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	332,324
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	900,000	860,300
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	450,000	394,727
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	142,883	138,472
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	538,925	519,976
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	5.845%	445,487	443,143
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% 05/25/2058	5.845%	546,806	541,143
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	50,528	50,255
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	3,851,289	3,562,925
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	141,065	134,182
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	2,013,855	1,842,055
Vericrest Opportunity Loan Transferee XCII LLC(a),(c)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	1,456,300	1,339,775
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	1,222,587	1,101,101
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	1,445,033	1,377,500
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	935,327	861,382
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	865,684	813,040
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	3,553,397	3,264,863
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	2,619,773	2,386,007
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	556,227	528,309
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	799,636
CMO Series 2020-2 Class A1
05/25/2060	2.226%	109,310	105,320
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	37,311	36,390
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	193,386	174,336
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	244,956	220,031
CMO Series 2022-1 Class A1
01/25/2067	2.724%	3,523,022	3,159,818
CMO Series 2022-4 Class A1
04/25/2067	4.474%	450,664	434,153
CMO Series 2023-1 Class A1
12/25/2067	5.850%	1,484,297	1,483,648
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	3,453,828	3,469,535
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	313,249	293,063

22	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	168,834	153,763
CMO Series 2020-1R Class A3
11/25/2055	1.873%	196,973	179,787
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $145,461,511)			135,845,532

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(j)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	8.938%	33,575	33,239
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	12.590%	4,859	3,082
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(j)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	55,164	50,993
Technology 0.0%
Ascend Learning LLC(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.407%	38,513	35,480
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.657%	23,000	19,742
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DCert Buyer, Inc.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	11.696%	36,000	33,120
UKG, Inc.(b),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	8.032%	22,895	22,276
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	10.032%	45,000	42,997
Total			153,615
Total Senior Loans (Cost $258,614)			240,929

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(i)
02/15/2045	2.500%	5,750,000	4,586,523
Total U.S. Treasury Obligations (Cost $6,223,798)			4,586,523

Money Market Funds 6.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(k),(l)	81,901,582	81,885,202
Total Money Market Funds (Cost $81,876,315)		81,885,202
Total Investments in Securities (Cost: $1,284,230,109)		1,376,196,617
Other Assets & Liabilities, Net		(145,671,063)
Net Assets		1,230,525,554

At March 31, 2023, securities and/or cash totaling $3,528,114 were pledged as collateral.
Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	775	06/2023	USD	89,064,453	1,870,883	—
U.S. Treasury 5-Year Note	217	06/2023	USD	23,763,195	447,965	—
U.S. Treasury Ultra Bond	101	06/2023	USD	14,253,625	425,929	—
Total					2,744,777	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(344)	06/2023	USD	(71,019,875)	—	(725,727)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $297,528,933, which represents 24.18% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.
(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2023.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The stated interest rate represents the weighted average interest rate at March 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	101,761,518	69,540,051	(89,419,329)	2,962	81,885,202	3,692	1,033,274	81,901,582
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
24	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2023 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2023	25

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7000_12_B01_(05/23)